LEASE (Tables)	9 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of lease liability

Twelve Months Ended December 31,	Amount
2024	$80
2025	82
2026	83
2027	85
2028	28
Total	358
Less: interest	(83)
Total lease liability	275
Lease liability - current	50
Lease liability - non-current	$225